Description of Organization and Business Operations And Liquidity - Additional Information (Detail) - USD ($)						3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 04, 2023	Mar. 31, 2022	Dec. 13, 2021	Mar. 05, 2021	Mar. 04, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Feb. 28, 2022
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period shares						31,750,000
Stock issuance costs						$ 17,986,366
Payments for underwriting expense						6,350,000
Deferred underwriting fees		$ 11,112,500				11,112,500
Other offering costs						523,866
Cash		$ 27,704,000				$ 27,704,000			$ 26,766,000
Line of Credit Facility, Maximum Borrowing Capacity									$ 10,000,000
Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Entity incorporation date						Jul. 06, 2020			Jul. 06, 2020
Stock issued during period shares									31,750,000
Proceeds from issuance of IPO						$ 0	$ 311,150,000	$ 0	$ 311,150,000
Payments to acquire restricted investments						$ 317,500,000			$ 317,500,000
Share price		$ 10				$ 10			$ 10
Restricted investments term						185 days			185 days
Stock issuance costs									$ 17,986,366
Payments for underwriting expense						$ 6,350,000			6,350,000
Deferred underwriting fees									11,112,500
Other offering costs									523,866
Cash		$ 67,898				$ 67,898		$ 1,594	$ 130,359
Percentage of public shares to be redeemed on non completion of business combination		100.00%				100.00%			100.00%
Lock in period for redemption of public shares after closing of IPO						24 months			24 months
Working capital (deficit)									$ 1,820,560
Working capital		$ 2,811,153				$ 2,811,153
Realized gain on investments held in Trust Account						63,747
Senior Secured Revolving Credit Facility [Member] | Debt Commitment Letter [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		50,000,000	$ 50,000,000			50,000,000
Senior Secured Term Loan A Facility [Member] | Debt Commitment Letter [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt face amount		125,000,000				$ 125,000,000			$ 125,000,000
Business Combination [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price			$ 10						$ 10
Business combination transaction expenses		$ 9,887,000	$ 11,521,000
Percentage of interest own directly or indirectly		49.80%	49.90%			49.80%
Business Combination [Member] | Share Price Equals Or Exceeds Twelve Point Five Per Share [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price		$ 12.5				$ 12.5			$ 12.5
Common Stock Transfers Threshold Trading Days						20 days			20 days
Number of consecutive trading days for determining the share price.						30 days			30 days
Business Combination [Member] | Share Price Equals Or Exceeds Fifteen Per Share [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price		$ 15				$ 15			$ 15
Common Stock Transfers Threshold Trading Days						20 days			20 days
Number of consecutive trading days for determining the share price.						30 days			30 days
Business Combination [Member] | Share Price Equals Or Exceeds Seventeen Point Five Per Share [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price			$ 17.5
Common Stock Transfers Threshold Trading Days			20 days
Number of consecutive trading days for determining the share price.			30 days
Business Combination [Member] | Business Combination Agreement [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination consideration transferred						$ 555,000,000			$ 555,000,000
Biote [Member] | Priority One [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, consideration in cash			$ 75,000,000
Biote [Member] | Priority Three [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, consideration in cash			$ 75,000,000
Biote [Member] | Priority Four [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			37.80%
Biote [Member] | Priority Five [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, consideration in cash			$ 45,000,000
Selling [Member] | Priority Two [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, consideration in cash			50,000,000
Selling [Member] | Priority Four [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, consideration in cash			$ 75,000,000
Business Acquisition, Percentage of Voting Interests Acquired			62.20%
Selling [Member] | Priority Six [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, consideration in cash			$ 74,000,000
Other Business Combination [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price									$ 10
Percentage of fair market value of target business to asset held in trust account									100.00%
Percentage of public shares to be redeemed on non completion of business combination									100.00%
Income tax percentage of federal state and local income tax savings			85.00%			85.00%
US Treasury and Government [Member] | Other Business Combination [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Restricted investments term			180 days			180 days
Forecast [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Dissolution expense	$ 100,000
Minimum [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of fair market value of target business to asset held in trust account		80.00%				80.00%			80.00%
Net tangible assets required for consummation of business combination		$ 5,000,001				$ 5,000,001			$ 5,000,001
Minimum cash for forfeiture of shares			$ 206,400,000
Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares subject to forfeiture						1,125,000
Sponsor [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares subject to forfeiture									1,125,000
Percentage of shares held to total shares outstanding				20.00%
Number of shares forfeited during the period			793,750
Sponsor [Member] | Promissory Note [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt face amount										$ 350,000
Sponsor [Member] | Sponsor Working Capital Loan [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt face amount										350,000
Hyac Sponsor [Member] | Sponsor Working Capital Loan [Member] | Haymaker III [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt face amount										$ 350,000
Private Placement Warrants [Member] | Sponsor [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of warrants					$ 8,000,000
Class of warrant or right, issued during the period					5,333,333
Class of warrant or right, issue price					$ 1.5				$ 1.5
Class A Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of IPO						$ 317,500,000
Class A Common Stock [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of IPO									$ 317,500,000
Common stock, conversion basis						one vote			one vote
Class A Common Stock [Member] | Business Combination [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price		$ 10				$ 10			$ 10
Class A Common Stock [Member] | Other Business Combination [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common Stock Transfers Threshold Trading Days			30 days
Common Class B [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, conversion basis						one vote			one vote
Class B Common Stock Conversion [Member] | Amended And Restated Certificate Of Incorporation [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, conversion basis						one-for-one basis			one-for-one basis
Common Class V [Member] | Business Combination [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business Acquisition, Share Price		0.0001	$ 0.0001			$ 0.0001
Business combination, consideration in cash			$ 199,000,000			$ 199,000,000
Business combination transaction expenses			555,000,000
Business combination, consideration through equity value			$ 555,000,000
Member Earn Out Units [Member] | Business Combination [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			10,000,000
Earnout Voting Shares [Member] | Business Combination [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, consideration through equity value			$ 10,000,000
Sponsor Earn Out Shares [Member] | Business Combination [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			1,587,500
IPO [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of IPO						$ 317,500,000			$ 317,500,000
IPO [Member] | Class A Common Stock [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period shares					30,000,000
Shares issued price per share					$ 10
Proceeds from issuance of IPO					$ 300,000,000
Over-Allotment Option [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period shares					233,333
Payments to acquire restricted investments				$ 17,500,000
Deferred underwriting discount				612,500
Over-Allotment Option [Member] | Private Placement Warrants [Member] | Sponsor [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of warrants				$ 350,000	$ 8,000,000
Class of warrant or right, issued during the period				233,333
Class of warrant or right, issue price				$ 1.5
Over-Allotment Option [Member] | Class A Common Stock [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period shares				1,750,000
Shares issued price per share				$ 10
Proceeds from issuance of IPO				$ 17,500,000
Over-Allotment Option [Member] | Common Class B [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares subject to forfeiture				687,500
Private Placement [Member] | Class A Common Stock [Member] | Haymaker III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock number of shares issue						100,000,000			100,000,000
Sale of stock price per share		$ 10				$ 10			$ 10